Commitments	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments Disclosure

Note 24 — Commitments

The Company leases office and manufacturing space under operating leases that expires on September 30, 2013. It requires monthly payments of $4,200 plus insurance, taxes and common charges.

Rent expense for the years ended December 31, 2012 and 2011 totaled $176,830 and $210,492, respectively.

Future minimum payments required under operating lease obligations as of December 31, 2012 were as follows:

Total Minimum
2013	Lease Payments
$45,670	$45,670

For the lease agreements described above, the Company is required to pay the pro rata share of the real property taxes and assessments, expenses and other charges associated with these facilities.